Debt - Short-term Borrowings (Details)	May 09, 2016 USD ($)	Jul. 16, 2015 USD ($) subsidiary option	Nov. 14, 2012 USD ($)	Apr. 23, 2012 USD ($)	Jan. 30, 2012 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 16, 2015 EUR (€) subsidiary option	Jul. 16, 2015 CAD subsidiary option	Dec. 31, 2014 USD ($)
Debt (Textual) [Abstract]
Short-term borrowing outstanding						$ 40,739,000	$ 39,462,000			$ 679,436,000
Borrowing outstanding						0	0			0
May 2016, Five Year Credit Agreement [Member] | Line of Credit [Member]
Debt (Textual) [Abstract]
Term (in years)	5 years
Maximum borrowing capacity	$ 200,000,000
Five Year Senior Unsecured Revolving Credit Agreement [Member]
Debt (Textual) [Abstract]
Maximum borrowing capacity		$ 1,050,000,000
Three year credit agreement [Member]
Debt (Textual) [Abstract]
Term (in years)			3 years
Maximum borrowing capacity			$ 250,000,000
Line of Credit [Member]
Debt (Textual) [Abstract]
Number of subsidiaries | subsidiary		3						3	3
Term (in years)		5 years
Maximum borrowing capacity		$ 1,350,000,000
Number of extension options | option		2						2	2
Term of extension options (in years)		1 year
Maximum borrowing capacity pursuant to extension options		$ 1,850,000,000.000
Sherwin Williams Canada Inc [Member]
Debt (Textual) [Abstract]
Maximum borrowing capacity | CAD									CAD 150,000,000
Sherwin Williams Luxembourg [Member]
Debt (Textual) [Abstract]
Maximum borrowing capacity | €								€ 95,000,000
Short-term borrowing outstanding						$ 15,780,000
Weighted average interest rate (percentage)						0.90%
Foreign Programs [Member]
Debt (Textual) [Abstract]
Short-term borrowing outstanding						$ 24,959,000
Weighted average interest rate (percentage)						12.30%
Domestic Commercial Paper Program [Member]
Debt (Textual) [Abstract]
Short-term borrowing outstanding						$ 0	$ 0			$ 625,860,000
Weighted average interest rate (percentage)										0.30%
Five Year Agreement Dated January 30, 2012 [Member]
Debt (Textual) [Abstract]
Term (in years)					5 years
Maximum borrowing capacity					$ 500,000,000
Five year agreement dated April 23, 2012 [Member]
Debt (Textual) [Abstract]
Term (in years)				5 years
Maximum borrowing capacity				$ 250,000,000